Stock Options and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock Options and Warrants [Abstract]
STOCK OPTIONS AND WARRANTS

4. STOCK OPTIONS AND WARRANTS

2000 Stock Option Plan

On April 28, 2000, the Board of Directors adopted the 2000 Stock Option Plan.  Under the Plan, the Company may grant incentive stock options to employees and non-qualified stock options to employees, non-employee directors and/or consultants. The Plan provides for the granting of a maximum of 2,000,000 options to purchase common stock.  The ISO exercise price per share may not be less than the fair market value of a share on the date the option is granted.  The maximum term of the options may not exceed ten years.

A summary of stock option activity during the six months ended June 30, 2014 is as follows:

			Weighted
		Weighted	Average Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(in years)	Value

Outstanding as of December 31, 2013	105,000	$11.03	2.6	$-
Granted	-
Cancelled	(12,000)	$11.20
Exercised	-

Outstanding as of June 30, 2014	93,000	$11.01	2.2	$-

Exercisable as of June 30, 2014	93,000	$11.01	2.2	$-

The exercise price of these options range from $10.00 to $15.00 per share.

A summary of warrant activity during the six months ended June 30, 2014 is as follows:

			Weighted
		Weighted	Average Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(in years)	Value

Outstanding as of December 31, 2013	19,556,983	$3.60	4.7	$-
Granted	608,000	$2.50
Cancelled	-
Exercised	-

Outstanding as of June 30, 2014	20,164,983	$3.10	4.5	$-

Exercisable as of June 30, 2014	20,164,983	$3.10	4.5	$-

The exercise price of these warrants ranges from $2.50 to $17.50 per share.

During the three months ended March 31, 2014, the Company modified an aggregate of 860,150 of warrants to reduce their exercise price from a range of $12.00 to $17.50 per share to $2.50 per share.  All other terms and conditions remained the same.  The Company determined that this transaction did not constitute a modification under ASC 718-10 or ASC 505-50 as it met the scope exceptions for a transaction with an investor or lender.  Accordingly, no expense was recognized in connection with these transactions.

7.           STOCK OPTIONS AND WARRANTS

2000 Stock Option Plan

On April 28, 2000, the Board of Directors adopted the 2000 Stock Option Plan.  Under the Plan, the Company may grant incentive stock options to employees and non-qualified stock options to employees, non-employee directors and/or consultants.   The Plan provides for the granting of a maximum of 2,000,000 options to purchase common stock.  The ISO exercise price per share may not be less than the fair market value of a share on the date the option is granted.  The maximum term of the options may not exceed ten years.

A summary of stock option activity during the year ended December 31, 2013 and 2012 is as follows:

	Options	Weighted Average Exercise Price
Outstanding at December 31, 2011	186,000	$10.60
Granted	15,000	10.00
Cancelled	(64,000)	10.05
Outstanding at December 31, 2012	137,000	$9.70
Granted	-	-
Exercised	-	-
Cancelled	(32,000)	10.06
Forfeited	-	-
Outstanding at December 31, 2013	105,000	$11.03
Exercisable	105,000	$11.03

The weighted average remaining contractual life of options outstanding as of December 31, 2013 and 2012,  was approximately 2.60  and 1.94 years, respectively. The exercise price of these options range from $10.00 to $15.00 and the intrinsic value of the options as of December 31, 2013 and 2012 is $0.00, respectively.

A total of 15,000 options were issued for services in 2012. The exercise price of the options is $10.00. The term of the options is 10 years. These options are fully vested and non-forfeitable upon issuance, accordingly the total fair value of $82,312 was expensed in 2012

A summary of warrant activity during the year ended December 31, 2013 and 2012 is as follows:

		Weighted Average
	Warrants	Exercise Price
Outstanding at December 31, 2011	7,033,392	13.60
Granted	665,150	9.55
Exercised	(1,282,940)	4.50
Cancelled	(3,923,518)	15.50
Forfeited	(425,000)	15.20
Outstanding at December 31, 2012	2,007,083	13.90
Granted	17,639,700	.40
Exercised	(65,050)	13.26
Cancelled	(24,750)	5.56
Forfeited	-	-
Outstanding at December 30, 2013	19,556,983	$3.60
Exercisable	19,556,983	$3.60

The weighted average remaining contractual life for warrants outstanding as of December 31, 2013 and 2012 was approximately 4.72 and 14 years, respectively. The exercise price of these warrants ranges from $0.05 to $17.50 and the intrinsic value of the warrants December 31, 2013 and 2012, is $-0-, respectively.

During 2013, an aggregate of 65,050 warrants were exercised for cash proceeds of $176,819.

A total of 83,400 warrants were issued for services in 2012. The exercise price of the warrants ranges from $5.00 to $12.00. The terms of the warrants ranges from 5-10 years. These warrants are fully vested and non-forfeitable upon issuance, accordingly the total fair value of $465,533 was expensed in 2012.

During 2012, 23,400 warrants were granted in exchange for 21,060 previously granted warrants. The warrants are exercisable at $12.00, vest immediately and have a term of 5 years. The Company determined the fair value of the warrants on the grant date and the fair value of the cancelled warrants and recorded an expense for the incremental increase in the fair value of the equity award. The incremental increase in the fair value that was expensed totaled $57,173.

During 2012, the Company canceled a total of 3,053,958 warrants in exchange for 463,397 common shares. This transaction qualified as a modification of a previous award. The change in fair value due to the modification was a decrease; thus, there was no additional expense recorded